Equipment	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Equipment [Text Block]

7.         Equipment

Equipment of the Company consisted of the following at July 31, 2013 and January 31, 2013:

	July 31,	January 31,
	2013	2013

Furniture & equipment	$1,380	$1,380
Computer equipment	4,534	3,554
	5,914	4,934
Less: Accumulated depreciation	(3,730)	(3,092)

	$2,184	$1,842

Depreciation expense for the three and six months ended July 31, 2013 and 2012 was $412 and $559, respectively (2012: $532 and $856, respectively).

7.           Property and Equipment

Property and equipment of the Company consisted of the following at January 31, 2013 and 2012:

January 31,	2013	2012

Furniture & equipment	$1,380	$1,408
Computer equipment	3,554	1,169

Less: Accumulated depreciation	(3,092)	(1,206)

	$1,842	$1,371

Depreciation expense for the years ended January 31, 2013 and 2012 was $1,962 and $879, respectively.